Property and Equipment (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment of oil and gas properties	$ 11,416,000	$ 28,793,000	$ 47,116,000	$ 28,793,000
[UsMember]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment of oil and gas properties	11,400,000		47,100,000
Average price per barrel, oil	94.84
Average price per barrel, gas	2.78
[GbMember]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Average price per barrel, oil	110.17
Average price per barrel, gas	8.65
[RochelleAndBacchusProjectsMember] | [GbMember]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Exploration Costs, Period Cost	$ 8,300,000	$ 4,000,000	$ 20,100,000	$ 9,900,000